Commitments and contingencies (Details)			3 Months Ended
	Oct. 20, 2024 USD ($)	May 12, 2023	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CAD ($)
Commitments and contingencies (Details) [Line Items]
Seeking damages	$ 700,000,000
Damages seeks, value.	700,000,000
Shares of stock alleges sold.	$ 90,000,000
Lucid Ms And Lucid Psych [Member]
Commitments and contingencies (Details) [Line Items]
License maintenance fee (in Dollars)				$ 50,000
Minimum milestone payments			$ 0
Lucid Ms And Lucid Psych Top [Member]
Commitments and contingencies (Details) [Line Items]
Maximum milestone payments (in Dollars)				$ 9,375,000
Drink Lab Inc [Member]
Commitments and contingencies (Details) [Line Items]
Description related to court dispute		On May 12, 2023, the Company announced that it had received a lawsuit filed in S.D. Fla. by GBB against the Company, alleging breach of a mutual non-disclosure agreement and misappropriation of trade secrets. GBB claimed that its assets were valued at US$53,047,000 as of August 30, 2022 (prior to the misappropriation and material breach).